Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 04, 2020 CNY (¥) shares	Jun. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Ordinary shares
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO			1
Follow-on public offering | ¥			¥ 39,897
Ordinary shares authorized				1,500,000,000	1,500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares issued				325,733,064	313,857,894
Ordinary shares outstanding				323,640,564	312,051,174
Follow on Offering [Member]
Ordinary shares
Follow-on public offering | $		$ 6,216
Class A ordinary shares
Ordinary shares
Follow-on public offering | ¥	¥ 44,004
Ordinary shares authorized				1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares issued				196,045,898	90,744,233
Ordinary shares outstanding				193,953,398	88,937,513
Class A ordinary shares | Follow on Offering [Member]
Ordinary shares
Follow-on public offering (in shares)	4,907,100	4,907,100
Shares price (in dollars per share) | $ / shares		$ 1.27
Class B ordinary shares
Ordinary shares
Ordinary shares authorized				350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares issued				129,687,166	223,113,661
Ordinary shares outstanding				129,687,166	223,113,661
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized				150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001